MERRILL LYNCH
GLOBAL GROWTH
FUND, INC.




FUND LOGO




Quarterly Report

May 31, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL GROWTH FUND, INC.



Worldwide
Investments as of
May 31, 1999


                                         Percent of
Ten Largest Industries                   Net Assets

Banking & Financial                         19.9%
Telecommunications                          16.1
Insurance                                    9.5
Pharmaceuticals                              8.7
Communications Equipment                     4.6
Retail Stores                                4.0
Financial Services                           3.8
Specialty Retailing                          3.1
Household Products                           2.3
Software--Computer                           2.2


                                   Country of          Percent of
Ten Largest Equity Holdings        Origin              Net Assets

Cisco Systems, Inc.                United States          4.0%
COLT Telecom Group PLC             United Kingdom         2.6
Vodafone Group PLC                 United Kingdom         2.1
General Electric Company           United States          2.0
Bristol-Myers Squibb Company       United States          1.9
National Westminster Bank PLC      United Kingdom         1.9
SAP AG (Systeme, Anwendungen,
  Produkte in der Datenverar-
  beitung)(Preferred)              Germany                1.8
Sprint Corp. (FON Group)           United States          1.8
Pfizer Inc.                        United States          1.8
Mellon Bank Corporation            United States          1.7



Officers and
Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Lawrence R. Fuller, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President and Treasurer


Philip M. Mandel, Secretary of Merrill Lynch Global Growth Fund,
Inc. has recently retired. His colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Directors in wishing Mr. Mandel well in his retirement.


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Global Growth Fund, Inc., May 31, 1999


DEAR SHAREHOLDER


For the quarter ended May 31, 1999, total returns for Merrill Lynch Global Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +1.15%, +0.92%, +0.92% and +1.07%, respectively. The unmanaged Morgan Stanley Capital International (MSCI) World Stock Index for the same three-month period had a total return of +4.27%. (Results shown do not reflect sales charges and would be lower if sales charges were included.)

The Fund's underperformance relative to the unmanaged MSCI World Stock Index primarily reflects our avoidance of equity investments in Asia and Latin America because of our concerns about the duration and breadth of the business and profit recovery in these regions. In addition, during the May quarter investors shifted assets from the relatively more stable earnings growth companies in telecommunications, banking, insurance, pharmaceuticals and retailing to companies in the energy, energy service, steel, paper, chemicals, industrial equipment and construction equipment industries. The Fund had very modest exposure to these areas.

The Fund's largest industry weightings were in the banking and financial, telecommunications, insurance and pharmaceuticals industries. In our opinion, the rate of growth in nominal and real consumer spending and business activity, including capital investment, is slowing rather than accelerating. Many investment strategists and economists forecast a substantial and sustained upturn in consumer spending and business activity in Japan and many other Asian economies. Also, many of the same professionals forecast a robust upturn in European business activity and corporate profits. From our perspective, we currently do not believe these changes are sustainable. There appears to be a lot more forecasting of events to come despite the lack of anecdotal, factual or policy-making support for them.


The Environment
During the May quarter, the substantial increases in US Treasury long-term interest rates and oil prices were a factor in the share price declines for banks as well as insurance, financial services, pharmaceutical, retail, telecommunications and household products companies. At the same time, these increases in oil prices and long-term interest rates are consistent with a growing perception of a real and sustainable worldwide cyclical upturn in business activity and profits for companies in energy, energy service, paper, chemical, steel, industrial equipment and transportation equipment companies. What we have witnessed at the company level in many industries, including technology, agricultural and construction equipment, are shortfalls in revenues and earnings and a cautious outlook for the remainder of 1999. Some of the largest companies in the integrated energy, steel and industrial aerospace industries are making merger arrangements, which we believe is more indicative of a cautious outlook for business activity rather than a strong and sustainable cyclical upturn. Consequently, we continue with the same outlook for a slowdown in the rates of real growth in the United States and the other major economies around the world during the remainder of 1999.

The recently reported surge in first quarter gross domestic product growth for the Japanese economy reflects an almost 50% annualized rate of growth in government spending on public infrastructure projects. Private corporations in Japan are accelerating programs to close manufacturing plants and lay off employees, which are likely to keep consumer spending from rising very much. The US Federal Open Market Committee raised the Federal Funds rate 0.25% on June 30, 1999. As a result, consumer confidence levels may come down. Already, new home starts have been declining for a number of months as a result of the rise in long-term interest rates for residential mortgage financing. In addition, the stimulus to consumer spending from the substantial rise in Federal tax refunds is abating.

In the United States, as well as the United Kingdom and Western Europe, levels of manufacturing employment continue to decline as a result of the shift of production to lower cost producers in Asia, Latin America and Eastern Europe. The loss of relatively high wage jobs is causing a slowdown in the rate of growth of hourly wages and could further slow the rates of growth of real and nominal consumer spending. Recently, the Bank of England unexpectedly cut Britain's benchmark interest rate to the lowest level in more than 20 years in order to weaken the country's currency and stop the year-long recession in manufacturing and in the farm sector, which together represent 30% of the UK economy. From our perspective, real economic growth around the world is more likely to be in a slowdown mode rather than a take-off phase during the second half of 1999. Therefore, we anticipate that inflation of commodity prices, including energy sources and wage rates, is likely to be modest and interest rates are more likely to decline than rise in most of the major developed economies.


Investment Strategy
During the quarter ended May 31, 1999, we continued to focus on companies that we believe will produce consistent earnings growth while there is a slowdown in the overall rate of growth in real and nominal business activity in the major industrialized economies. During the May quarter, we continued to reduce our weightings in relatively large-capitalization technology companies and US retailing companies. We eliminated Baan Company, NV, FORE Systems, Inc., Network Appliance, Inc., Newbridge Networks Corporation, Nextel Communications, Inc., PeopleSoft, Inc., STMicroelectronics NV and Viacom, Inc. We believed that the valuations for these companies were unattractive relative to the potential business fundamentals in the intermediate term.

During the May quarter, we added two new companies to the portfolio:
Abbott Laboratories and The Hartford Financial Services Group, Inc. We believe Abbott Laboratories' stock valuation is very attractive relative to expectations of an increase in the rate of growth of earnings and rates of return on assets as new executive leadership within the company orchestrates restructuring of its businesses. We view the valuation of The Hartford Financial Services Group, Inc. as attractive relative to prospects for improved rates of return and faster earnings growth from internal restructuring by the existing management.

During the three-month period, we increased our weightings of the banking and financial and telecommunications industries, the two largest sectors in the Fund, from 17.4% and 15.5% of net assets, respectively, to 19.9% and 16.1%, respectively. We remain relatively fully invested with only modest cash reserves.


In Conclusion
We continue to anticipate that the most attractive investment opportunities during 1999 will be found among US-based corporations. We believe that the next most attractive investment opportunities among the banking, financial service, insurance and telecommunication companies are in the United Kingdom and Western Europe. The focus of our investments is on the larger, higher-quality companies in the developed economies where we anticipate above-average growth in earnings and cash flow.

We thank you for your continued investment in Merrill Lynch Global Growth Fund, Inc., and we look forward to reviewing our strategy with you in the upcoming annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager


July 1, 1999




Merrill Lynch Global Growth Fund, Inc., May 31, 1999


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                      3 Month              12 Month       Since Inception
                                                    Total Return         Total Return       Total Return
ML Global Growth Fund, Inc. Class A Shares             +1.15%               +11.75%             +35.10%
ML Global Growth Fund, Inc. Class B Shares             +0.92                +10.63              +32.98
ML Global Growth Fund, Inc. Class C Shares             +0.92                +10.60              +32.94
ML Global Growth Fund, Inc. Class D Shares             +1.07                +11.49              +34.56

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 10/31/97.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/99                        +18.12%        +11.92%
Inception (10/31/97) through 3/31/99      +25.56         +20.87

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/99                        +16.96%        +12.96%
Inception (10/31/97) through 3/31/99      +24.31         +22.37

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/99                        +16.92%        +15.92%
Inception (10/31/97) through 3/31/99      +24.29         +24.29

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/99                        +17.94%        +11.75%
Inception (10/31/97) through 3/31/99      +25.28         +20.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PORTFOLIO CHANGES


For the Quarter Ended May 31, 1999

Additions

 Abbott Laboratories
 The Hartford Financial Services Group, Inc.
*Nippon Telegraph & Telephone Corporation
 Sun Life and Provincial Holdings PLC

Deletions

 Baan Company, NV
 FORE Systems, Inc.
 Guardian Royal Exchange PLC
 Network Appliance, Inc.
 Newbridge Networks Corporation
 Nextel Communications, Inc. (Class A)
*Nippon Telegraph & Telephone Corporation
 PeopleSoft, Inc.
 STMicroelectronics NV
 Viacom, Inc. (Class B)

[FN]
*Added and deleted in the same quarter.



Merrill Lynch Global Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS                                                                                 (in US dollars)
NORTH                                  Shares                                                                    Percent of
AMERICA      Industries                 Held          Investments                       Cost          Value      Net Assets
Canada       Banking & Financial      380,000    Bank of Montreal                $   17,744,280   $   14,587,555       0.6%
                                    1,549,200    Canadian Imperial Bank of
                                                 Commerce                            42,925,733       37,926,692       1.5
                                      500,000    National Bank of Canada              7,419,127        7,463,448       0.3
                                      600,000    Royal Bank of Canada                30,163,355       27,541,653       1.1
                                                                                 --------------   --------------     ------
                                                                                     98,252,495       87,519,348       3.5

             Communications Equipment  20,000    Nortel Networks Corporation            957,137        1,503,570       0.1

             Telecommunications       350,000    MetroNet Communications
                                                 Corp.'B'                            10,722,390       19,818,750       0.8

                                                 Total Investments in Canada        109,932,022      108,841,668       4.4

United       Advertising              135,000    The Interpublic Group of
States                                           Companies, Inc.                      7,857,120       10,226,250       0.4

             Banking & Financial      500,000    Bank of America Corporation         33,706,442       32,343,750       1.3
                                      550,000    Bank One Corporation                27,513,635       31,109,375       1.3
                                      500,000    Citigroup Inc.                      28,305,428       33,125,000       1.3
                                    1,200,000    Mellon Bank Corporation             39,880,780       42,825,000       1.7
                                      155,100    State Street Corporation             8,959,526       11,826,375       0.5
                                                                                 --------------   --------------     ------
                                                                                    138,365,811      151,229,500       6.1

             Beverages                 60,000    The Coca-Cola Company                5,163,012        4,098,750       0.2

             Broadcasting--Media      300,000    Infinity Broadcasting
                                                 Corp. (Class A)                      6,563,160        7,668,750       0.3

             Broadcasting--Radio &    200,000    CBS Corporation                      5,624,578        8,350,000       0.3
             Television               230,000    Chancellor Media Corporation        10,540,018       11,672,500       0.5
                                      290,000    Clear Channel
                                                 Communications, Inc.                12,790,695       19,158,125       0.8
                                                                                 --------------   --------------     ------
                                                                                     28,955,291       39,180,625       1.6

             Chemicals                420,000    E.I. du Pont de Nemours
                                                 and Company                         26,874,407       27,483,750       1.1

             Communications           905,000    Cisco Systems, Inc.                 53,430,191       98,588,437       4.0
             Equipment                 60,000    Lucent Technologies Inc.             1,284,023        3,412,500       0.1
                                                                                 --------------   --------------     ------
                                                                                     54,714,214      102,000,937       4.1

             Computers                125,000    Compaq Computer Corporation          4,489,688        2,960,937       0.1
                                       70,000    Dell Computer Corporation            1,773,499        2,406,250       0.1
                                      260,000    International Business
                                                 Machines Corporation                24,929,439       30,241,250       1.3
                                                                                 --------------   --------------     ------
                                                                                     31,192,626       35,608,437       1.5

             Cosmetics                 70,000    The Gillette Company                 3,202,052        3,570,000       0.2
                                       20,000    International Flavors &
                                                 Fragrances Inc.                        968,044          822,500       0.0
                                                                                 --------------   --------------     ------
                                                                                      4,170,096        4,392,500       0.2

             Diversified              300,000    Minnesota Mining and
             Electrical Equipment                Manufacturing Company (3M)          23,090,161       25,725,000       1.1
                                       35,000    Emerson Electric Co.                 1,975,074        2,235,625       0.1
                                      482,000    General Electric Company            38,794,334       49,013,375       2.0
                                       10,000    Honeywell Inc.                         710,689          946,250       0.0
                                                                                 --------------   --------------     ------
                                                                                     41,480,097       52,195,250       2.1

             Electronics               80,000    Intel Corporation                    3,814,910        4,345,000       0.2
                                       10,000    Texas Instruments Incorporated         599,435        1,093,750       0.0
                                                                                 --------------   --------------     ------
                                                                                      4,414,345        5,438,750       0.2

             Energy                   500,000    El Paso Energy Corporation          18,280,128       18,031,250       0.7
                                       59,000    Enron Corp.                          3,272,870        4,211,125       0.2
                                                                                 --------------   --------------     ------
                                                                                     21,552,998       22,242,375       0.9

             Entertainment            450,000    The Walt Disney Company             14,343,318       13,106,250       0.5

             Financial Services        40,000    American Express Company             3,224,880        4,847,500       0.2
                                      150,000    Federal Home Loan Mortgage
                                                 Association                          8,815,006        8,746,875       0.4
                                      300,000    Federal National Mortgage
                                                 Association                         19,692,653       20,400,000       0.8
                                      100,000    Franklin Resources, Inc.             5,500,811        4,350,000       0.2
                                      255,000    Morgan Stanley Dean Witter & Co.    20,903,675       24,607,500       1.0
                                      160,000    T. Rowe Price Associates, Inc.       5,943,509        6,180,000       0.3
                                                                                 --------------   --------------     ------
                                                                                     64,080,534       69,131,875       2.9

             Food Merchandising        50,000    Albertson's, Inc.                    2,070,474        2,675,000       0.1
                                       75,000    The Kroger Co.                       2,846,305        4,392,187       0.2
                                       65,000    Safeway Inc.                         3,562,982        3,022,500       0.1
                                                                                 --------------   --------------     ------
                                                                                      8,479,761       10,089,687       0.4

             Foods                     40,000    ConAgra, Inc.                        1,360,116        1,042,500       0.1
                                       35,000    Wm. Wrigley Jr. Company              2,610,412        3,047,188       0.1
                                                                                 --------------   --------------     ------
                                                                                      3,970,528        4,089,688       0.2

             Home Furnishings         262,500    Ethan Allen Interiors, Inc.          8,275,521        8,367,187       0.4

             Hotels                   125,000    Marriott International,
                                                 Inc. (Class A)                       4,268,224        4,757,812       0.2

             Household Products        20,000    Colgate-Palmolive Company            1,307,624        1,997,500       0.1
                                      230,000    Kimberly-Clark Corporation          11,691,857       13,498,125       0.5
                                      160,000    The Procter & Gamble Company        12,828,674       14,940,000       0.6
                                                                                 --------------   --------------     ------
                                                                                     25,828,155       30,435,625       1.2

             Information              260,000    America Online, Inc.                 7,573,834       31,037,500       1.2
             Processing               370,000    First Data Corporation              13,324,590       16,626,875       0.7
                                                                                 --------------   --------------     ------
                                                                                     20,898,424       47,664,375       1.9

             Insurance                100,000    Aetna Inc.                           8,245,785        9,081,250       0.4
                                      315,000    American International
                                                 Group, Inc.                         30,550,735       36,008,437       1.4
                                      370,000    The Hartford Financial
                                                 Services Group, Inc.                22,080,538       23,402,500       0.9
                                                                                 --------------   --------------     ------
                                                                                     60,877,058       68,492,187       2.7

             Medical Technology       255,000    Abbott Laboratories                 12,210,931       11,522,812       0.5
                                      470,000    Boston Scientific Corporation       13,140,865       17,830,625       0.7
                                       40,000    Guidant Corporation                  1,258,388        2,000,000       0.1
                                       25,000    Johnson & Johnson                    1,503,390        2,315,625       0.1
                                                                                 --------------   --------------     ------
                                                                                     28,113,574       33,669,062       1.4

             Oil Services              50,000    Baker Hughes Incorporated            2,319,315        1,556,250       0.1
                                       25,000    Diamond Offshore Drilling, Inc.        998,687          681,250       0.0
                                       18,000    Schlumberger Limited                 1,682,222        1,083,375       0.0
                                                                                 --------------   --------------     ------
                                                                                      5,000,224        3,320,875       0.1

             Pharmaceuticals           70,000    Amgen  Inc.                          2,585,364        4,427,500       0.2
                                      680,000    Bristol-Myers Squibb Company        38,970,523       46,665,000       1.9
                                      420,000    Merck & Co., Inc.                   23,700,031       28,350,000       1.1
                                      405,000    Pfizer Inc.                         38,360,281       43,335,000       1.8
                                                                                 --------------   --------------     ------
                                                                                    103,616,199      122,777,500       5.0




Merrill Lynch Global Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
NORTH AMERICA                          Shares                                                                    Percent of
(concluded)  Industries                 Held          Investments                       Cost          Value      Net Assets
United       Photography               13,000    Eastman Kodak Company            $     815,032    $     879,125       0.0%
States
(concluded)  Pollution Control         14,500    Waste Management, Inc.                 505,400          766,687       0.0

             Publishing               140,000    Gannett Co., Inc.                    9,998,409       10,115,000       0.4

             Restaurants              100,000    McDonald's Corporation               2,743,040        3,850,000       0.2

             Retail Stores            200,000    The TJX Companies, Inc.              6,214,528        6,000,000       0.2
                                      400,000    Wal-Mart Stores, Inc.               12,841,536       17,050,000       0.7
                                                                                 --------------   --------------     ------
                                                                                     19,056,064       23,050,000       0.9

             Semiconductors            40,000    Applied Materials, Inc.              1,213,752        2,200,000       0.1

             Software--Computer       120,000    Microsoft Corporation                6,398,058        9,682,500       0.4

             Specialty Retailing       75,000    Abercrombie & Fitch Co.
                                                 (Class A)                            3,856,389        6,309,375       0.3
                                      440,000    CVS Corporation                     16,815,007       20,240,000       0.8
                                       45,000    The Gap, Inc.                        1,956,876        2,815,312       0.1
                                      252,800    Lowe's Companies, Inc.              12,845,503       13,129,800       0.5
                                      395,000    Staples, Inc.                        8,523,621       11,331,563       0.5
                                       55,000    Tommy Hilfiger Corporation           3,903,390        4,128,437       0.2
                                      800,000    Walgreen Co.                        19,922,431       18,600,000       0.7
                                                                                 --------------   --------------     ------
                                                                                     67,823,217       76,554,487       3.1

             Telecommunications       622,500    AT&T Corp.                          32,230,942       34,548,750       1.4
                                      145,000    Ameritech Corporation                8,281,556        9,542,812       0.4
                                      500,000    GTE Corporation                     28,881,847       31,531,250       1.3
                                      325,000    MCI WorldCom Inc.                   15,203,420       28,051,562       1.1
                                      390,000    Sprint Corp. (FON Group)            23,856,129       43,972,500       1.8
                                      325,000    Sprint Corp. (PCS Group)             5,878,137       14,625,000       0.6
                                                                                 --------------   --------------     ------
                                                                                    114,332,031      162,271,874       6.6

             Toys                     200,000    Mattel, Inc.                         7,823,472        5,287,500       0.2

             Travel & Lodging         370,000    Carnival Corporation                12,306,515       15,170,000       0.6

                                                 Total Investments in the
                                                 United States                      985,159,848    1,213,220,170      49.2

                                                 Total Investments in
                                                 North America                    1,095,091,870    1,322,061,838      53.6

PACIFIC BASIN

Australia    Telecommunications     4,000,000    Cable & Wireless Optus Limited       8,573,805        7,667,224       0.3

                                                 Total Investments in Australia       8,573,805        7,667,224       0.3

Japan        Automobiles              100,000    Honda Motor Co., Ltd.                3,737,654        4,109,362       0.2
                                      150,000    Toyota Motor Corporation             4,186,599        4,101,077       0.1
                                                                                 --------------   --------------     ------
                                                                                      7,924,253        8,210,439       0.3

             Computers                200,000    Fujitsu Limited                      2,366,284        3,347,142       0.1

             Leisure                   20,000    Sony Corporation                     1,813,988        1,882,353       0.1

             Office Equipment          25,000    Canon, Inc.                            561,859          631,732       0.0

             Photography               50,000    Fuji Photo Film                      1,994,128        1,789,561       0.1

             Retail                   100,000    Ito-Yokado Co., Ltd.                 5,399,601        5,973,488       0.3

             Telecommunications         3,000    Nippon Telegraph & Telephone
                                                 Corporation (NTT)                   26,362,868       29,328,915       1.2

                                                 Total Investments in Japan          46,422,981       51,163,630       2.1

                                                 Total Investments in the
                                                 Pacific Basin                       54,996,786       58,830,854       2.4

WESTERN EUROPE

Denmark      Telecommunications       150,000    TeleDanmark A/S 'B'                 11,610,765       15,356,922       0.6

                                                 Total Investments in Denmark        11,610,765       15,356,922       0.6

Finland      Communications Equipment 120,000    Nokia Oyj                            2,745,757        8,552,280       0.3

                                                 Total Investments in Finland         2,745,757        8,552,280       0.3

France       Broadcasting & Publishing 10,000    Societe Television Francaise 1       1,820,322        2,403,500       0.1

             Cosmetics                  5,000    L'Oreal                              1,869,813        3,017,438       0.1

             Electrical Equipment      25,000    Alstom                                 852,037          739,599       0.0
             Foods                     20,000    Danone                               4,591,628        5,517,600       0.2
                                        5,000    Promodes                             2,986,130        3,270,850       0.2
                                                                                 --------------   --------------     ------
                                                                                      7,577,758        8,788,450       0.4

             Information Processing    50,000    Cap Gemini SA                        4,425,728        7,215,725       0.3

             Insurance                172,000    Axa                                 12,635,306       19,861,270       0.8

             Pharmaceuticals           50,000    Rhone-Poulenc SA                     2,419,376        2,377,375       0.1

             Retail Stores             90,000    Carrefour SA                         9,213,261       11,831,490       0.5

                                                 Total Investments in France         40,813,601       56,234,847       2.3

Germany      Apparel                   50,000    Adidas-Salomon AG                    8,340,102        4,989,875       0.2

             Automobiles              201,000    DaimlerChrysler AG                  19,112,541       17,381,224       0.7

             Banking & Financial      600,000    Commerzbank AG                      21,297,933       16,866,300       0.7
                                      700,000    Deutsche Bank AG                    41,566,543       36,575,000       1.5
                                      525,000    Dresdner Bank AG                    22,202,477       19,531,050       0.8
                                                                                 --------------   --------------     ------
                                                                                     85,066,953       72,972,350       3.0

             Chemicals                150,000    BASF AG                              5,213,865        5,846,775       0.2
                                      150,000    Bayer AG                             5,341,904        5,846,775       0.2
                                      300,000    Hoechst AG                          14,182,600       13,386,450       0.6
                                                                                 --------------   --------------     ------
                                                                                     24,738,369       25,080,000       1.0

             Electronics              300,000    Siemens AG                          20,165,738       20,220,750       0.8

             Insurance                 79,000    Allianz AG (Registered Shares)      21,085,769       21,629,410       0.9

             Multi-Industry           125,000    Mannesmann AG                       13,608,168       17,111,875       0.7
                                      175,000    Veba AG                             11,173,578       10,003,263       0.4
                                                                                 --------------   --------------     ------
                                                                                     24,781,746       27,115,138       1.1

             Retail Stores            250,000    Metro AG                            11,962,548       15,805,625       0.6

             Software--Computer       110,000    SAP AG (Systeme, Anwendungen,
                                                 Produkte in der
                                                 Datenverarbeitung) (Preferred)      34,118,327       44,083,325       1.8

                                                 Total Investments in Germany       249,372,093      249,277,697      10.1



Merrill Lynch Global Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                     (in US dollars)
WESTERN EUROPE                         Shares                                                                    Percent of
(concluded)  Industries                 Held          Investments                       Cost          Value      Net Assets
Ireland      Banking & Financial    1,700,000    Allied Irish Banks PLC          $   19,831,415   $   22,606,542       0.9%

             Telecommunications       100,000    Esat Telecom Group PLC (ADR)*        3,206,252        3,675,000       0.2

                                                 Total Investments in Ireland        23,037,667       26,281,542       1.1

Italy        Banking & Financial    4,500,000    Banca di Roma                        7,569,237        6,583,500       0.2
                                    2,000,000    Unicredito Italiano SpA              9,830,384        9,425,900       0.4
                                                                                 --------------   --------------     ------
                                                                                     17,399,621       16,009,400       0.6

             Insurance                550,000    Assicurazioni Generali SpA          13,942,232       19,598,975       0.8
                                    4,000,000    Istituto Nazionale delle
                                                 Assicurazioni SpA (INA)              6,507,926        9,363,200       0.4
                                                                                     20,450,158       28,962,175       1.2
             Real Estate            3,750,000    Unione Immobiliare SpA               1,077,689        1,771,275       0.1
             Investment Trust

                                                 Total Investments in Italy          38,927,468       46,742,850       1.9

Netherlands  Household Products       223,214    Unilever NV                         15,001,154       14,870,238       0.6
                                      107,142    Unilever NV
                                                 (NY Registered Shares)               8,031,036        6,997,712       0.3
                                                                                 --------------   --------------     ------
                                                                                     23,032,190       21,867,950       0.9

             Insurance                400,000    AEGON NV                            21,905,046       32,395,000       1.3
                                      300,000    ING Groep NV                        13,600,442       16,066,875       0.7
                                                                                 --------------   --------------     ------
                                                                                     35,505,488       48,461,875       2.0

             Leisure                   30,000    Koninklijke (Royal) Philips
                                                 Electronics NV                       2,942,792        2,578,538       0.1

             Retail Stores            600,000    Koninklijke Ahold NV                17,678,413       20,973,150       0.8

             Telecommunications       187,500    Equant                               6,773,837       15,479,063       0.6

                                                 Total Investments in the
                                                 Netherlands                         85,932,720      109,360,576       4.4

Spain        Banking & Financial      600,000    Banco Bilbao Vizcaya, SA            10,292,072        8,671,410       0.3
                                      550,000    Banco Santander Central
                                                 Hispano, SA                         11,648,050       11,495,000       0.5

                                                 Total Investments in Spain          21,940,122       20,166,410       0.8

Sweden       Communications            50,000    Telefonaktiebolaget LM Ericsson 'B'    998,239        1,338,192       0.1
             Equipment

                                                 Total Investments in Sweden            998,239        1,338,192       0.1

Switzerland  Foods                     12,000    Nestle SA (Registered Shares)       20,005,700       21,656,805       0.9

             Insurance                 31,000    Zurich Allied AG                    15,191,232       18,302,433       0.7

             Pharmaceuticals           18,000    Novartis AG (Registered Shares)     28,480,812       26,224,852       1.1

                                                 Total Investments in Switzerland    63,677,744       66,184,090       2.7

United       Banking & Financial    1,200,000    Barclays PLC                        30,747,245       36,372,859       1.5
Kingdom                               250,000    HSBC Holdings PLC                    7,588,742        8,350,258       0.3
                                    2,500,000    Lloyds TSB Group PLC                32,526,945       33,024,750       1.3
                                    2,000,000    National Westminster Bank PLC       32,517,060       45,858,368       1.9
                                                                                 --------------   --------------     ------
                                                                                    103,379,992      123,606,235       5.0

             Broadcast--Media       1,300,000    British Sky Broadcasting
                                                 Group PLC ("BSkyB")                  8,212,658       12,343,651       0.5

             Chemicals                 50,000    Imperial Chemical Industries PLC       753,608          550,813       0.0

             Electrical Equipment     150,000    BTR Siebe PLC                          752,323          683,312       0.0

             Household Products       669,642    Unilever PLC                         5,692,608        5,886,547       0.2

             Insurance              1,200,000    CGU PLC                             17,278,173       17,523,533       0.7
                                    3,636,363    Royal & Sun Alliance
                                                 Insurance Group PLC                 36,932,864       29,724,089       1.2
                                      607,500    Sun Life and Provincial
                                                 Holdings PLC                         3,976,071        4,588,849       0.2
                                                                                 --------------   --------------     ------
                                                                                     58,187,108       51,836,471       2.1

             Pharmaceuticals          500,000    AstraZeneca Group PLC               19,556,084       19,862,886       0.8
                                    1,000,000    Glaxo Wellcome PLC                  28,387,082       28,053,024       1.2
                                    1,000,000    SmithKline Beecham PLC              11,359,894       13,033,768       0.5
                                                                                 --------------   --------------     ------
                                                                                     59,303,060       60,949,678       2.5

             Publishing               250,000    Pearson PLC                          3,653,585        4,763,570       0.2

             Retail Stores            750,000    Boots Company PLC                   11,223,919        9,799,344       0.4
                                      100,000    J Sainsbury PLC                        847,793          607,655       0.0
                                    1,499,200    Somerfield PLC                       9,606,795        6,829,477       0.3
                                    4,200,000    Tesco PLC                           11,323,155       12,222,760       0.5
                                                                                 --------------   --------------     ------
                                                                                     33,001,662       29,459,236       1.2

             Telecommunications     3,000,000    COLT Telecom Group PLC              13,265,802       63,311,448       2.6
                                    1,250,000    Cable & Wireless PLC                16,911,329       15,411,550       0.6
                                      500,000    Energis PLC                         14,462,378       12,057,036       0.5
                                    2,750,000    Vodafone Group PLC                  21,969,857       52,355,237       2.1
                                                                                 --------------   --------------     ------
                                                                                     66,609,366      143,135,271       5.8

                                                 Total Investments in the
                                                 United Kingdom                     339,545,970      433,214,784      17.5

                                                 Total Investments in
                                                 Western Europe                     878,602,146    1,032,710,190      41.8

SHORT-TERM                              Face
SECURITIES                             Amount             Issue

             Commercial Paper**   $23,818,000    General Motors Acceptance
                                                 Corp., 4.94% due 6/01/1999          23,808,195       23,808,195       1.0

                                                 Total Investments in
                                                 Short-Term Securities               23,808,195       23,808,195       1.0

             Total Investments                                                   $2,052,498,997    2,437,411,077      98.8
                                                                                 ==============
             Other Assets Less Liabilities                                                            29,503,560       1.2
                                                                                                  --------------     ------
             Net Assets                                                                           $2,466,914,637     100.0%
                                                                                                  ==============     ======


             Net Asset Value:    Class A--Based on net assets of $168,751,679
                                          and 12,761,783 shares outstanding                       $        13.22
                                                                                                  ==============
                                 Class B--Based on net assets of $1,691,025,665
                                          and 129,088,893 shares outstanding                      $        13.10
                                                                                                  ==============
                                 Class C--Based on net assets of $308,056,784
                                          and 23,511,141 shares outstanding                       $        13.10
                                                                                                  ==============
                                 Class D--Based on net assets of $299,080,509 and
                                          22,669,196 shares outstanding                           $        13.19
                                                                                                  ==============


 *American Depositary Receipts (ADR).
**Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.